Federal Home Loan Bank Stock	12 Months Ended
Dec. 31, 2014
Federal Home Loan Bank Stock

Note 4. Federal Home Loan Bank Stock

The Company, as a member of the Federal Home Loan Bank of Dallas (“FHLB”) system, owns stock in the organization. No ready market exists for the stock, and it has no quoted market value. The Company’s investment in the FHLB is carried at cost of $1,347,600 and $2,633,300 at December 31, 2014 and 2013, respectively, and is included in other assets. The Company has purchased stock and had stock redeemed in 2014 and 2013 at the par value of $100 per share.

While the Federal Home Loan Banks have been negatively impacted by the current economic conditions, the Federal Home Loan Bank of Dallas reported profits for 2014 and 2013, as of 2014 and 2013, was in compliance with its regulatory capital and liquidity requirements, and in 2014 and 2013, continued to pay dividends on its stock and make redemptions at the par value. With consideration given to these factors, management concluded that the stock was not impaired at December 31, 2014 or 2013.